Earnings /Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic income/(loss) per share attributable to NRG, Inc;
Net Income/(Loss) Attributable to NRG Energy, Inc.									$ 4,438	$ 268	$ (2,153)
Weighted average number of common shares outstanding — basic (in shares)	251,000,000	254,000,000	265,000,000	278,000,000	289,000,000	299,000,000	310,000,000	318,000,000	262,000,000	304,000,000	317,000,000
Income/(Loss) per weighted average common share — basic (in usd per share)	$ 13.48	$ 1.46	$ 0.76	$ 1.73	$ (0.04)	$ (0.24)	$ 0.23	$ 0.88	$ 16.94	$ 0.88	$ (6.79)
Incremental shares attributable to the issuance of equity compensation (treasury stock method) (in shares)									2,000,000	4,000,000	0
Weighted average number of common shares outstanding — diluted (in shares)	253,000,000	256,000,000	267,000,000	280,000,000	289,000,000	299,000,000	314,000,000	322,000,000	264,000,000	308,000,000	317,000,000
Income (Loss) per weighted average common share — diluted (in usd per share)	$ 13.37	$ 1.45	$ 0.75	$ 1.72	$ (0.04)	$ (0.24)	$ 0.23	$ 0.87	$ 16.81	$ 0.87	$ (6.79)